PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2016	2017
	(EUR in millions)
Land	563	607
Buildings	996	1.057
Leasehold improvements	122	125
Furniture, fittings, machinery and vehicles	727	739
Total, at cost	2.408	2.528
Less: accumulated depreciation and impairment	(1.133)	(1.174)
Net book value	1.275	1.354
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 32 million, EUR 31 million and EUR 30 million for the years ended December 31, 2015, 2016 and 2017 respectively.

Future minimum lease commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in millions)
2018	13
2019	8
2020	6
2021	4
2022	4
Thereafter	12
Total minimum lease payments	47